Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jul. 31, 2024	Oct. 31, 2023	Jul. 31, 2023
Statement Line Items [Line Items]
Accounts payable and other	$ 9,252	$ 9,681	$ 7,265
Current income tax liability	3,109	7,466	4,527
Deferred income tax liability	332	731	659
Lease obligations	3,230	3,771	3,944
Cash collateral and amounts held in escrow	6,421	8,818	9,657
Cash reserves on loan and lease receivables	162,281	153,769	160,148
Other liabilities	$ 184,625	$ 184,236	$ 186,200